Quarterly Holdings Report
for
Fidelity® Short-Term Bond Fund
May 31, 2022
STP-NPRT3-0722
1.804842.118
Nonconvertible Bonds - 45.1%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.0%
AT&T, Inc. 0.9% 3/25/24	10,610	10,225
NTT Finance Corp.:
0.373% 3/3/23 (b)	8,340	8,204
0.583% 3/1/24 (b)	3,469	3,321
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.500% 0.9617% 3/22/24 (c)(d)	5,170	5,150
0.75% 3/22/24	3,860	3,734
		30,634
Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	5,491	5,492
Magallanes, Inc.:
3.428% 3/15/24 (b)	1,645	1,635
3.638% 3/15/25 (b)	901	890
		8,017
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 2.95% 3/15/25 (b)	4,725	4,642
T-Mobile U.S.A., Inc. 3.5% 4/15/25	7,030	6,976
		11,618
TOTAL COMMUNICATION SERVICES		50,269
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 2.2%
BMW U.S. Capital LLC:
3.25% 4/1/25 (b)	8,000	7,957
3.45% 4/12/23 (b)	12,171	12,242
Daimler Finance North America LLC 0.75% 3/1/24 (b)	8,516	8,167
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 1.9851% 11/17/23 (c)(d)	10,000	9,900
1.05% 3/8/24	1,943	1,862
1.25% 1/8/26	6,779	6,093
Volkswagen Group of America Finance LLC:
0.875% 11/22/23 (b)	8,525	8,238
3.125% 5/12/23 (b)	5,897	5,904
3.95% 6/6/25 (b)	2,950	2,949
		63,312
Distributors - 0.1%
Genuine Parts Co. 1.75% 2/1/25	4,784	4,542
TOTAL CONSUMER DISCRETIONARY		67,854
CONSUMER STAPLES - 2.9%
Beverages - 0.4%
Constellation Brands, Inc. 3.6% 5/9/24	7,000	7,057
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	5,000	4,794
		11,851
Food & Staples Retailing - 0.4%
7-Eleven, Inc.:
0.625% 2/10/23 (b)	1,562	1,540
0.8% 2/10/24 (b)	1,912	1,830
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	7,661	7,237
		10,607
Food Products - 0.7%
Conagra Brands, Inc. 0.5% 8/11/23	5,758	5,591
JDE Peet's BV 0.8% 9/24/24 (b)	6,779	6,349
Mondelez International, Inc. 2.125% 3/17/24	7,500	7,384
		19,324
Tobacco - 1.4%
Altria Group, Inc. 2.35% 5/6/25	1,269	1,218
BAT Capital Corp. 3.222% 8/15/24	6,714	6,663
BAT International Finance PLC 1.668% 3/25/26	6,714	6,062
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	7,381	7,223
3.5% 2/11/23 (b)	6,927	6,910
Philip Morris International, Inc.:
1.125% 5/1/23	5,988	5,913
2.875% 5/1/24	6,658	6,666
		40,655
TOTAL CONSUMER STAPLES		82,437
ENERGY - 3.0%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 1.231% 12/15/23	1,575	1,538
Oil, Gas & Consumable Fuels - 3.0%
Canadian Natural Resources Ltd. 2.05% 7/15/25	4,512	4,280
ConocoPhillips Co. 2.4% 3/7/25	2,991	2,937
Enbridge, Inc.:
0.55% 10/4/23	10,000	9,676
2.15% 2/16/24	1,167	1,144
2.5% 2/14/25	1,218	1,184
Energy Transfer LP:
3.6% 2/1/23	3,816	3,822
4.2% 9/15/23	1,944	1,968
4.25% 3/15/23	5,208	5,238
Equinor ASA 1.75% 1/22/26	1,409	1,330
Kinder Morgan Energy Partners LP 3.5% 9/1/23	3,732	3,744
Kinder Morgan, Inc. 3.15% 1/15/23	6,421	6,446
MPLX LP:
1.75% 3/1/26	10,071	9,211
4.5% 7/15/23	1,148	1,162
Occidental Petroleum Corp. 2.9% 8/15/24	2,755	2,686
Phillips 66 Co.:
0.9% 2/15/24	8,080	7,792
3.7% 4/6/23	5,512	5,541
3.85% 4/9/25	8,057	8,144
Pioneer Natural Resources Co. 0.55% 5/15/23	6,522	6,379
Western Gas Partners LP 3 month U.S. LIBOR + 1.850% 2.6214% 1/13/23 (c)(d)	2,561	2,538
		85,222
TOTAL ENERGY		86,760
FINANCIALS - 26.4%
Banks - 14.3%
Bank of America Corp.:
0.81% 10/24/24 (c)	7,030	6,780
0.976% 4/22/25 (c)	8,000	7,607
1.843% 2/4/25 (c)	10,000	9,735
3.841% 4/25/25 (c)	7,500	7,532
Bank of Nova Scotia 0.8% 6/15/23	11,078	10,859
Barclays PLC:
1.007% 12/10/24 (c)	4,487	4,300
2.852% 5/7/26 (c)	4,878	4,691
4.338% 5/16/24 (c)	7,085	7,142
BNP Paribas SA 3.5% 3/1/23 (b)	15,640	15,717
BPCE SA 1.625% 1/14/25 (b)	9,500	9,032
Canadian Imperial Bank of Commerce:
0.45% 6/22/23	7,225	7,062
0.95% 6/23/23	16,765	16,425
Citigroup, Inc.:
0.981% 5/1/25 (c)	4,488	4,264
2.014% 1/25/26 (c)	8,000	7,614
3.106% 4/8/26 (c)	6,714	6,554
4.14% 5/24/25 (c)	7,000	7,059
Danske Bank A/S 3.875% 9/12/23 (b)	7,592	7,623
DNB Bank ASA 0.856% 9/30/25 (b)(c)	10,000	9,401
HSBC Holdings PLC:
0.976% 5/24/25 (c)	8,400	7,927
1.162% 11/22/24 (c)	8,100	7,808
1.645% 4/18/26 (c)	6,806	6,336
3.95% 5/18/24 (c)	5,000	5,018
Intesa Sanpaolo SpA:
3.125% 7/14/22 (b)	5,000	5,005
3.25% 9/23/24 (b)	10,000	9,814
3.375% 1/12/23 (b)	5,000	4,994
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	6,568	6,227
1.514% 6/1/24 (c)	13,972	13,776
KeyCorp 3.878% 5/23/25 (c)	2,344	2,365
Lloyds Banking Group PLC 0.695% 5/11/24 (c)	5,464	5,323
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (c)	8,059	7,807
0.953% 7/19/25 (c)	7,000	6,600
0.962% 10/11/25 (c)	8,775	8,220
2.193% 2/25/25	9,124	8,770
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	4,265	4,126
2.651% 5/22/26 (c)	6,307	6,077
National Bank of Canada 0.55% 11/15/24 (c)	3,356	3,224
NatWest Group PLC:
2.359% 5/22/24 (c)	5,310	5,254
3.875% 9/12/23	14,202	14,285
NatWest Markets PLC 0.8% 8/12/24 (b)	4,320	4,057
PNC Bank NA 2.5% 8/27/24	6,217	6,139
Regions Financial Corp. 2.25% 5/18/25	3,950	3,813
Royal Bank of Canada:
1.6% 4/17/23	6,714	6,664
2.55% 7/16/24	8,572	8,470
Santander Holdings U.S.A., Inc. 3.5% 6/7/24	7,230	7,193
Societe Generale:
2.226% 1/21/26 (b)(c)	10,000	9,424
2.625% 10/16/24 (b)	1,249	1,216
3.875% 3/28/24 (b)	4,871	4,873
Sumitomo Mitsui Financial Group, Inc. 0.508% 1/12/24	804	771
Svenska Handelsbanken AB 0.625% 6/30/23 (b)	10,340	10,083
Synovus Financial Corp. 3.125% 11/1/22	9,230	9,240
The Toronto-Dominion Bank:
0.75% 6/12/23	16,785	16,485
2.35% 3/8/24	7,500	7,421
Wells Fargo & Co.:
1.654% 6/2/24 (c)	8,218	8,109
2.164% 2/11/26 (c)	20,142	19,249
		411,560
Capital Markets - 5.0%
Credit Suisse AG:
0.495% 2/2/24	8,000	7,635
0.52% 8/9/23	7,000	6,797
Deutsche Bank AG New York Branch:
0.898% 5/28/24	2,427	2,299
0.962% 11/8/23	5,352	5,170
1.447% 4/1/25 (c)	5,743	5,451
2.129% 11/24/26 (c)	5,000	4,569
2.222% 9/18/24 (c)	20,476	19,956
Goldman Sachs Group, Inc.:
0.523% 3/8/23	6,650	6,547
0.657% 9/10/24 (c)	10,000	9,650
1.757% 1/24/25 (c)	10,000	9,725
Intercontinental Exchange, Inc. 3.65% 5/23/25	4,172	4,227
Morgan Stanley:
0.731% 4/5/24 (c)	7,335	7,184
0.79% 5/30/25 (c)	8,500	8,022
3.62% 4/17/25 (c)	5,750	5,756
3.737% 4/24/24 (c)	12,548	12,602
4% 7/23/25	6,714	6,782
UBS AG London Branch:
0.375% 6/1/23 (b)	7,843	7,659
1.375% 1/13/25 (b)	5,623	5,325
UBS Group AG 1.008% 7/30/24 (b)(c)	8,398	8,169
		143,525
Consumer Finance - 3.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.680% 1.1599% 9/29/23 (c)(d)	7,000	6,906
1.15% 10/29/23	7,000	6,723
1.65% 10/29/24	7,750	7,265
1.75% 1/30/26	5,724	5,111
4.125% 7/3/23	2,487	2,485
4.875% 1/16/24	2,014	2,028
Ally Financial, Inc.:
3.05% 6/5/23	5,730	5,733
5.125% 9/30/24	6,284	6,482
American Express Co.:
2.25% 3/4/25	3,469	3,376
3.375% 5/3/24	6,000	6,022
Capital One Financial Corp.:
1.343% 12/6/24 (c)	6,500	6,273
2.6% 5/11/23	4,486	4,487
4.166% 5/9/25 (c)	10,090	10,160
Ford Motor Credit Co. LLC:
3.087% 1/9/23	6,821	6,798
4.14% 2/15/23	3,615	3,619
Hyundai Capital America 1% 9/17/24 (b)	7,995	7,513
Synchrony Financial:
4.25% 8/15/24	9,435	9,451
4.375% 3/19/24	8,076	8,140
		108,572
Diversified Financial Services - 1.5%
Athene Global Funding:
0.95% 1/8/24 (b)	7,220	6,903
1% 4/16/24 (b)	7,000	6,647
1.716% 1/7/25 (b)	6,500	6,118
Blackstone Private Credit Fund 4.7% 3/24/25 (b)	7,096	6,917
Equitable Holdings, Inc. 3.9% 4/20/23	408	411
GA Global Funding Trust 1.25% 12/8/23 (b)	8,200	7,918
Jackson Financial, Inc. 1.125% 11/22/23 (b)	8,613	8,312
		43,226
Insurance - 1.8%
American International Group, Inc. 2.5% 6/30/25	6,714	6,481
Equitable Financial Life Global Funding:
0.5% 11/17/23 (b)	10,000	9,632
1.1% 11/12/24 (b)	8,150	7,699
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	3,527	3,245
Metropolitan Life Global Funding I 0.9% 6/8/23 (b)	5,675	5,573
Pacific Life Global Funding II 1.2% 6/24/25 (b)	5,535	5,128
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.98% 4/12/24 (b)(c)(d)	3,616	3,594
Protective Life Global Funding:
0.502% 4/12/23 (b)	8,500	8,338
3.218% 3/28/25 (b)	1,703	1,685
SunAmerica, Inc. 3.5% 4/4/25 (b)	812	804
		52,179
TOTAL FINANCIALS		759,062
HEALTH CARE - 2.2%
Health Care Providers & Services - 0.7%
Anthem, Inc. 0.45% 3/15/23	9,394	9,215
Cigna Corp. 0.613% 3/15/24	1,965	1,880
Humana, Inc. 0.65% 8/3/23	8,872	8,636
		19,731
Life Sciences Tools & Services - 0.6%
PerkinElmer, Inc. 0.85% 9/15/24	8,310	7,809
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	8,500	8,139
		15,948
Pharmaceuticals - 0.9%
AstraZeneca Finance LLC 0.7% 5/28/24	6,275	6,008
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	6,748	6,807
GSK Consumer Healthcare Capital 3.125% 3/24/25 (b)	7,390	7,307
Mylan NV 3.125% 1/15/23 (b)	6,478	6,466
		26,588
TOTAL HEALTH CARE		62,267
INDUSTRIALS - 2.2%
Aerospace & Defense - 0.5%
The Boeing Co.:
1.167% 2/4/23	5,877	5,798
1.95% 2/1/24	3,500	3,413
4.875% 5/1/25	4,713	4,769
		13,980
Airlines - 0.2%
Delta Air Lines, Inc. 2.9% 10/28/24	7,598	7,293
Commercial Services & Supplies - 0.3%
Republic Services, Inc. 0.875% 11/15/25	10,000	9,104
Industrial Conglomerates - 0.2%
Siemens Financieringsmaatschappij NV 0.65% 3/11/24 (b)	5,142	4,946
Machinery - 0.1%
Daimler Trucks Finance North America LLC 1.625% 12/13/24 (b)	2,657	2,534
Road & Rail - 0.4%
Canadian Pacific Railway Co. 1.35% 12/2/24	12,296	11,689
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
0.7% 2/15/24	2,930	2,780
0.8% 8/18/24	3,717	3,467
International Lease Finance Corp. 5.875% 8/15/22	7,230	7,267
		13,514
TOTAL INDUSTRIALS		63,060
INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp. 5.45% 6/15/23	2,804	2,859
IT Services - 0.3%
The Western Union Co.:
2.85% 1/10/25	1,585	1,545
4.25% 6/9/23	6,025	6,104
		7,649
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.746% 10/1/24 (c)(d)	4,150	4,117
Microchip Technology, Inc. 0.983% 9/1/24 (b)	4,231	3,977
		8,094
Software - 0.4%
VMware, Inc.:
0.6% 8/15/23	8,000	7,760
1% 8/15/24	5,608	5,302
		13,062
TOTAL INFORMATION TECHNOLOGY		31,664
MATERIALS - 0.3%
Chemicals - 0.3%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (b)	4,034	4,049
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (b)	1,266	1,260
Westlake Corp. 0.875% 8/15/24	2,556	2,452
		7,761
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	2,980	2,745
Crown Castle International Corp. 1.35% 7/15/25	700	648
Welltower, Inc. 3.625% 3/15/24	3,276	3,286
		6,679
UTILITIES - 2.8%
Electric Utilities - 1.7%
Cleco Power LLC 3 month U.S. LIBOR + 0.500% 1.326% 6/15/23 (b)(c)(d)	6,835	6,802
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.6657% 6/10/23 (c)(d)	6,139	6,117
FirstEnergy Corp.:
1.6% 1/15/26	747	677
2.05% 3/1/25	4,143	3,858
Florida Power & Light Co. 2.85% 4/1/25	1,893	1,885
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 1.7749% 2/22/23 (c)(d)	10,375	10,347
0.65% 3/1/23	6,780	6,674
PPL Electric Utilities Corp. 3 month U.S. LIBOR + 0.250% 1.2156% 9/28/23 (c)(d)	3,666	3,646
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.370% 1.1542% 5/10/23 (c)(d)	6,389	6,361
0.6% 2/26/24	3,086	2,951
		49,318
Gas Utilities - 0.6%
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 1.0043% 3/2/23 (c)(d)	4,082	4,071
Dominion Gas Holdings LLC 2.5% 11/15/24	1,475	1,443
ONE Gas, Inc. 0.85% 3/11/23	10,000	9,851
		15,365
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 0.833% 6/15/24	3,897	3,669
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.650% 1.4351% 5/13/24 (c)(d)	5,926	5,850
NiSource, Inc. 0.95% 8/15/25	2,976	2,725
Sempra Energy 3.3% 4/1/25	2,834	2,816
		11,391
TOTAL UTILITIES		79,743
TOTAL NONCONVERTIBLE BONDS (Cost $1,337,015)		1,297,556

U.S. Treasury Obligations - 27.8%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Notes:
0.25% 5/15/24 (e)	126,936	121,482
0.25% 7/31/25 (e)	376,140	347,597
0.375% 8/15/24	115,000	109,573
0.375% 4/30/25	140,699	131,460
2.375% 8/15/24	90,443	89,987
TOTAL U.S. TREASURY OBLIGATIONS (Cost $826,085)		800,099

U.S. Government Agency - Mortgage Securities - 0.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 0.3%
4.5% 3/1/39 to 9/1/49	6,855	7,109
5.5% 11/1/34	1,359	1,453
7.5% 11/1/31	0	0
TOTAL FANNIE MAE		8,562
Freddie Mac - 0.2%
3% 2/1/34	4,358	4,360
8.5% 5/1/26 to 7/1/28	15	17
TOTAL FREDDIE MAC		4,377
Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	163	176
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $13,528)		13,115

Asset-Backed Securities - 15.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)	1,058	1,041
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 2.1963% 7/22/32 (b)(c)(d)	8,770	8,531
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 1/15/32 (b)(c)(d)	8,883	8,689
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 2.0212% 1/17/32 (b)(c)(d)	5,000	4,860
American Express Credit Account Master Trust:
Series 2021-1 Class A, 0.9% 11/15/26	9,780	9,280
Series 2022-2 Class A, 3.39% 5/17/27	8,500	8,543
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	7,993	7,734
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 2.1863% 4/22/31 (b)(c)(d)	7,663	7,542
Bank of America Credit Card Master Trust:
Series 2020-A1 Class A1, 0.34% 5/15/26	9,973	9,587
Series 2021-A1 Class A1, 0.44% 9/15/26	9,066	8,628
Capital One Multi-Asset Execution Trust:
Series 2021-A3 Class A3, 1.04% 11/16/26	9,890	9,421
Series 2022-A1 Class A1, 2.8% 3/15/27	12,000	11,877
CarMax Auto Owner Trust:
Series 2018-4 Class A3, 3.36% 9/15/23	163	163
Series 2020-4 Class A3, 0.5% 8/15/25	5,144	5,050
Series 2021-1 Class A3, 0.34% 12/15/25	5,009	4,911
Carvana Auto Receivables Trust:
Series 2021-P2 Class A3, 0.49% 3/10/26	7,076	6,845
Series 2021-P3 Class A3, 0.7% 11/10/26	6,606	6,321
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 2.1627% 10/20/32 (b)(c)(d)	2,196	2,141
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 2.1443% 7/15/33 (b)(c)(d)	9,276	9,062
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 2.1949% 7/27/30 (b)(c)(d)	8,450	8,340
Chesapeake Funding II LLC Series 2019-1A Class A1, 2.94% 4/15/31 (b)	739	739
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 1.5057% 7/25/34 (c)(d)	131	124
Dell Equipment Finance Trust:
Series 2019-2 Class A3, 1.91% 10/22/24 (b)	414	414
Series 2020-2 Class A3, 0.57% 10/23/23 (b)	3,797	3,762
Series 2021-1 Class A3, 0.43% 5/22/26 (b)	3,229	3,148
Discover Card Execution Note Trust:
Series 2021-A1 Class A1, 0.58% 9/15/26	4,839	4,547
Series 2022-A1 Class A1, 1.96% 2/15/27	4,911	4,719
Series 2022-A2 Class A, 3.32% 5/17/27	7,150	7,170
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (b)	4,915	4,844
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	4,000	3,910
Drive Auto Receivables Trust Series 2021-2 Class A2, 0.36% 5/15/24	1,340	1,338
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 4/15/31 (b)(c)(d)	8,070	7,904
Enterprise Fleet Financing LLC:
Series 2020-1 Class A2, 1.78% 12/22/25 (b)	3,733	3,715
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	4,972	4,848
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	2,249	2,189
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	7,041	6,804
Exeter Automobile Receivables Trust Series 2021-2A Class A3, 0.3% 10/15/24	1,593	1,590
Ford Credit Auto Owner Trust Series 2019-A Class A3, 2.78% 9/15/23	105	105
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	12,164	11,804
GM Financial Consumer Automobile Receivables Series 2022-2 Class A3, 3.1% 2/16/27	6,602	6,578
GM Financial Consumer Automobile Receivables Trust Series 2020-4 Class A3, 0.38% 8/18/25	5,845	5,757
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (b)	3,218	3,124
Series 2020-2 Class A, 0.69% 10/15/25 (b)	6,742	6,512
Hyundai Auto Receivables Trust Series 2020-C Class A3, 0.38% 5/15/25	6,571	6,458
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (b)(c)	2,892	2,876
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 2.1363% 1/22/31 (b)(c)(d)	6,559	6,468
Marlette Funding Trust:
Series 2021-2A Class A, 0.51% 9/15/31 (b)	1,984	1,967
Series 2021-3A Class A, 0.65% 12/15/31 (b)	2,318	2,280
Series 2022-1A Class A, 1.36% 4/15/32 (b)	4,846	4,785
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	4,195	4,163
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 2.0443% 7/17/32 (b)(c)(d)	8,390	8,194
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	8,012	7,574
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 2.278% 5/20/29 (b)(c)(d)	6,385	6,322
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 1.2842% 4/15/30 (b)(c)(d)	7,710	7,614
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.2507% 1/25/36 (c)(d)	206	205
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	1,290	1,208
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	4,936	4,608
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (b)	5,530	5,434
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (b)	7,455	7,295
Series 2021-A Class A3, 0.51% 7/22/24 (b)	4,381	4,259
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 2.1043% 7/15/32 (b)(c)(d)	6,342	6,227
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 2.0643% 1/15/34 (b)(c)(d)	8,047	7,931
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 2.4037% 11/18/30 (b)(c)(d)	8,844	8,701
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 1.9743% 7/15/30 (b)(c)(d)	9,268	9,128
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.8657% 9/25/34 (c)(d)	151	148
Tesla Series 2020-A Class A3, 0.68% 12/20/23 (b)	3,522	3,486
Tesla Auto Lease Trust Series 2021-A Class A3, 0.56% 3/20/25 (b)	6,423	6,209
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (b)	4,906	4,596
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.529% 4/6/42 (b)(c)(d)	261	191
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)	123	122
Series 2021-2 Class A, 0.91% 6/20/31 (b)	2,196	2,152
Series 2021-3 Class A, 0.83% 7/20/31 (b)	3,779	3,689
Series 2021-4 Class A, 0.84% 9/20/31 (b)	5,239	5,073
Series 2021-5 Class A, 1.31% 11/20/31 (b)	6,137	5,949
3.12% 3/20/32 (b)	7,040	6,941
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	1,538	1,490
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	5,531	5,312
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	6,853	6,562
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	6,240	5,930
Series 2021-2 Class A, 0.99% 4/20/28	8,190	7,733
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 1.9943% 4/17/30 (b)(c)(d)	9,231	9,104
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 1.2073% 8/20/29 (b)(c)(d)	5,296	5,255
World Omni Automobile Lease Securitization Trust Series 2020-B Class A3, 0.45% 2/15/24	4,281	4,227
TOTAL ASSET-BACKED SECURITIES (Cost $442,965)		432,077

Collateralized Mortgage Obligations - 3.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 2.9%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	2,930	2,751
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	5,643	5,285
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	1,552	1,496
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	2,460	2,453
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	2,201	2,161
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	1,662	1,640
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,871	1,846
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	2,222	2,185
CSMC Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	7,550	7,160
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	6,855	6,728
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	3,210	3,070
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 1.9739% 8/25/60 (b)(c)(d)	194	194
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	6,465	6,165
Mortgage Repurchase Agreement Financing Trust floater Series 2021-S1 Class A1, 1 month U.S. LIBOR + 0.500% 1.3421% 9/10/22 (b)(c)(d)	11,000	11,000
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	2,285	2,111
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	2,816	2,707
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	4,379	4,347
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	5,984	5,696
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	4,935	4,753
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	1,051	996
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	4,021	3,985
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	3,648	3,516
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	1,586	1,577
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.1915% 7/20/34 (c)(d)	2	2
TOTAL PRIVATE SPONSOR		83,824
U.S. Government Agency - 0.5%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 1.3057% 5/25/45 (c)(d)	3,286	3,289
sequential payer Series 2001-40 Class Z, 6% 8/25/31	59	62
Series 2016-27:
Class HK, 3% 1/25/41	3,359	3,314
Class KG, 3% 1/25/40	1,529	1,508
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 1.3557% 7/25/46 (c)(d)	3,776	3,791
Freddie Mac:
sequential payer:
Series 2015-4433 Class DE, 2% 8/15/32	41	41
Series 2015-4437 Class DE, 2% 10/15/32	84	84
Series 3949 Class MK, 4.5% 10/15/34	367	379
TOTAL U.S. GOVERNMENT AGENCY		12,468
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $99,192)		96,292

Commercial Mortgage Securities - 6.6%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.932% 1/15/39 (b)(c)(d)	1,838	1,794
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	2,246	2,160
Benchmark Mortgage Trust:
sequential payer Series 2021-B31 Class A1, 1.357% 12/15/54	6,253	5,946
Series 2018-B7 Class A1, 3.436% 5/15/53	1,186	1,187
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 1.625% 9/15/26 (b)(c)(d)	4,272	4,045
BPR Trust floater Series 2022-OANA Class A, CME TERM SOFR 1 MONTH INDEX + 1.890% 2.6797% 4/15/37 (b)(c)(d)	6,214	6,050
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 1.5641% 10/15/36 (b)(c)(d)	3,704	3,522
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 1.5273% 5/15/38 (b)(c)(d)	3,400	3,264
Series 2022-LP2 Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.8089% 2/15/39 (b)(c)(d)	4,406	4,254
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 1.725% 11/15/38 (b)(c)(d)	3,607	3,480
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 1.5109% 10/15/26 (b)(c)(d)	3,376	3,242
floater sequential payer Series 2021-SOAR Class A, 1.545% 6/15/38 (b)(c)	3,633	3,485
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.875% 4/15/34 (b)(c)(d)	4,300	4,211
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.795% 10/15/36 (b)(c)(d)	6,219	6,141
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	7,620	6,991
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	4,452	4,014
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.8247% 11/15/36 (b)(c)(d)	1,678	1,633
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.995% 6/15/34 (b)(c)(d)	6,210	6,068
Citigroup Commercial Mortgage Trust sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (b)	3,636	3,634
Series 2014-GC21 Class AAB, 3.477% 5/10/47	892	893
Series 2016-GC36 Class AAB, 3.368% 2/10/49	2,540	2,525
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class ASB, 3.452% 7/15/47	3,236	3,246
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	6,921	6,387
Series 2012-CR4 Class ASB, 2.436% 10/15/45	173	173
Series 2013-LC6 Class ASB, 2.478% 1/10/46	311	311
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.855% 5/15/36 (b)(c)(d)	8,023	7,893
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	1,075	1,001
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 1.625% 7/15/32 (b)(c)(d)	7,508	7,073
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 1.576% 11/15/38 (b)(c)(d)	5,020	4,797
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 1.955% 7/15/38 (b)(c)(d)	1,748	1,709
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 1.825% 10/15/36 (b)(c)(d)	2,194	2,122
Series 2011-GC5 Class A/S, 5.1589% 8/10/44 (b)(c)	6,323	6,307
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	5,550	5,551
Series 2017-GS8 Class A1, 2.222% 11/10/50	844	844
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (b)	8,295	8,279
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.875% 9/15/29 (b)(c)(d)	2,788	2,751
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (b)	1,723	1,722
Series 2013-LC11 Class A/S, 3.216% 4/15/46	3,949	3,918
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME TERM SOFR 1 MONTH INDEX + 1.290% 2.0952% 5/15/39 (b)(c)(d)	4,992	4,892
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 1.575% 3/15/38 (b)(c)(d)	3,374	3,230
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 1.575% 7/15/38 (b)(c)(d)	1,937	1,861
Morgan Stanley BAML Trust sequential payer Series 2016-C28:
Class A3, 3.272% 1/15/49	1,718	1,674
Class ASB, 3.288% 1/15/49	2,218	2,212
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	4,896	4,751
Series 2019-H7 Class A1, 2.327% 7/15/52	2,271	2,242
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 1.359% 10/15/36 (b)(c)(d)	8,280	7,845
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 1.6055% 11/15/38 (b)(c)(d)	3,363	3,265
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 1.6331% 4/10/46 (b)(c)(d)	4,540	4,528
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	585	585
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	3,350	3,354
Series 2017-RC1 Class ASB, 3.453% 1/15/60	4,023	4,013
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	118	118
Series 2013-C14 Class ASB, 2.977% 6/15/46	986	987
Series 2014-C20 Class ASB, 3.638% 5/15/47	755	756
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $196,135)		188,936

Commercial Paper - 1.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Enel Finance America LLC yankee:
0.37% 7/11/22	10,000	9,985
0.4% 9/27/22	8,000	7,939
General Motors Financial Co., Inc. 1.5% 6/15/22	7,000	6,996
HSBC U.S.A., Inc. 0.33% 10/4/22	5,000	4,968
TOTAL COMMERCIAL PAPER (Cost $29,976)		29,888

Money Market Funds - 2.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.82% (f) (Cost $56,496)	56,484,361	56,496

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $3,001,392)	2,914,459
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(40,539)
NET ASSETS - 100.0%	2,873,920

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	231	Sep 2022	48,764	(28)	(28)

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $855,311,000 or 29.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $256,000.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	16,749	794,299	754,552	51	-	-	56,496	0.1%
Fidelity Securities Lending Cash Central Fund 0.82%	-	107,035	107,035	13	-	-	-	0.0%
Total	16,749	901,334	861,587	64	-	-	56,496

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations and Commercial Paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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